REVENUE CLASSES AND CONCENTRATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue by product/service lines:
Retail	$ 248,429	$ 1,502,204	$ 2,309,535	$ 405,970
Distribution	1,845	493	2,931	15,591
Services	5,469,096	48,845	19,473,683	387,341
Total	5,719,370	1,551,542	21,786,149	808,902
Revenue by subsidiary:
Singlepoint (parent company)	4,883	6,403	26,888	35,326
Boston Solar	5,437,441	0	19,124,124	0
Box Pure Aire	242,757	1,493,767	2,277,732	348,877
Direct Solar America	10,800	0	177,879	241,042
DIGS	2,634	2,527	7,846	37,358
Energy Wyze	20,855	48,845	171,680	146,299
Total revenue	$ 5,719,370	$ 1,551,542	$ 21,786,149	$ 808,902